Stockholders' Equity	12 Months Ended
Dec. 31, 2017
Notes
Stockholders' Equity

9.        STOCKHOLDERS’ EQUITY

Our authorized capital stock consists of 100,000,000 shares of common stock, par value $0.0001 per share, and 20,000,000 shares of blank check preferred stock, par value $0.0001 per share. On December 31, 2017 there are 19,371,198 shares of common stock and no shares of preferred stock issued and outstanding.

Preferred Stock

Our board of directors, without further stockholder approval, may issue preferred stock in one or more series from time to time and fix or alter the designations, relative rights, priorities, preferences, qualifications, limitations and restrictions of the shares of each series. The rights, preferences, limitations and restrictions of different series of preferred stock may differ with respect to dividend rates, amounts payable on liquidation, voting rights, conversion rights, redemption provisions, sinking fund provisions and other matters. Our board of directors may authorize the issuance of preferred stock, which ranks senior to our common stock for the payment of dividends and the distribution of assets on liquidation. In addition, our board of directors can fix limitations and restrictions, if any, upon the payment of dividends on both classes of our common stock to be effective while any shares of preferred stock are outstanding.

Common Stock

Each holder of common stock is entitled to one vote for each share owned on all matters voted upon by stockholders. In the event we liquidate, dissolve or wind-up our operations, the holders of the common stock are entitled to share equally and ratably in our assets, if any, remaining after the payment of all our debts and liabilities and the liquidation preference of any shares of preferred stock that may then be outstanding. The common stock has no preemptive rights, no cumulative voting rights, and no redemption, sinking fund, or conversion provisions.

Holders of common stock are entitled to receive dividends, if and when declared by the board of directors, out of funds legally available for such purpose, subject to the dividend and liquidation rights of any preferred stock that may then be outstanding.

Effective August 11, 2017, the board of directors approved a 1,500 for 1 forward stock split of our outstanding common stock whereby the authorized number of shares of our common stock was increased from 1,000 shares to 100,000,000 shares.

On August 11, 2017, we issued 750,000 shares of our common stock to Funding Wonder, Inc. (“Funding Wonder”), our affiliate, at a price of $0.067 (the recent cash offering price), or approximately $50,000 for certain rights and services which were recorded as stock-based compensation in our statement of operations for the period from July 7, 2017 (date of inception) through December 31, 2017.

On August 11, 2017, we acquired, through the issuance of 14,250,000 shares of our common stock, software from Funding Wonder, Inc., our affiliate, in connection with the development of our web hosted financial platform. The value of the acquired software was based on the historical cost of the software, which was recorded as $817,469. Additionally, we also recorded a license fee of $40,000 in connection with this transaction which is included in total acquired software cost of $857,469.

During August and September 2017, we completed the private placement of 2,550,000 shares of our $0.0001 par value common stock to a limited number of accredited investors, who are also non-US persons, at a price of $0.067 per share resulting in aggregate gross proceeds of $170,000.

From November 2017 through December 2017, we completed the private placement of 1,821,198 shares of our $0.0001 par value common stock to a limited number of accredited investors, who are also non-US persons, at a price of $0.067 per share resulting in aggregate gross proceeds of $122,020. The offerings were conducted pursuant to exemptions from registration under Regulation D and Regulation S of the Securities Act of 1933.

In addition, during December 2017, as part of the above referenced private placements, we sold 60,000 shares of our $0.0001 par value common stock to four (4) non-accredited investors, who are also US persons, at a price of $0.067 per share resulting in aggregate gross proceeds of $4,020, which was recorded in 2018. These stock sales were not made in compliance with Rule 506(b) because we did not deliver the certain information required by Rule 502(b) to such investors at the time of their investment. The sale of shares to these investors is currently subject to rescission offer which is expected to be made to said investors on or about May 4, 2018. These shares, which are subject to rescission, have been excluded from our stockholders’ equity and recorded as common stock subject to rescission offer in our balance sheet.

Warrants

On October 17, 2017, we approved the grant of a warrant to a consultant pursuant to a services agreement to provide financial advisory services. The terms of the warrant provide for the issuance of 175,500 shares of our $0.0001 par value common stock at an exercise price of $0.10 per share over a vesting period as specified in the services agreement. The initial vesting date is the date upon which our proposed Registration Statement on Form S-1 (“Registration Statement”) becomes effective at which time one-third of the shares underlying the warrant will vest. The remaining two-thirds of the shares become exercisable ratably on the two anniversary dates of the Registration Statement effective date. In determining the fair value of the warrant, we utilized the Black-Scholes pricing model utilizing the following assumptions: i) stock option exercise price of $0.10; ii) grant date price of our common stock of $.0667; iii) expected term of option of 7 years; iv) expected volatility of our common stock of approximately 33.95%; v) expected dividend rate of 0.0%; and vi) risk-free interest rate of 1.97%. Accordingly, we recorded stock-based compensation in general and administrative expenses of $501 during the year ended December 31, 2017.